Oil And Gas Properties - Summary of Detailed Information About Oil And Gas Properties (Parentheticals) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Oil And Gas Properties [Line Items]
Capital additions		$ 2,212
Capitalised borrowing costs		187
Changes in revaluation of assets		$ 79
Plant And Equipment [Member]
Disclosure Of Detailed Information About Oil And Gas Properties [Line Items]
Additions to right-of-use assets	$ 127